Tradr 2X Long AUR Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,241,889
TOTAL NET ASSETS — 100.0%	$1,241,889

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Aurora Innovation, Inc.	Receive	9.65% (OBFR01* + 600bps)	At Maturity	11/8/2028	2,560,653	-	$(159,459)
TOTAL EQUITY SWAP CONTRACTS								$(159,459)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.